INVESTMENTS IN ASSOCIATES - SUMMARIZED COMPREHENSIVE INCOME STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of associates [line items]
Revenue	¥ 18,331,422	$ 2,817,488	¥ 17,280,504	¥ 15,725,309
Net profit	1,011,768	155,506	1,153,700	1,063,308
Other comprehensive income	181,941
Total comprehensive income for the year	1,193,709	$ 183,470	1,153,700	1,063,308
Associates [member]
Disclosure of associates [line items]
Net profit	14,172		14,741
Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng") [member]
Disclosure of associates [line items]
Revenue	44,351		41,217	32,955
Net profit	12,225		8,800	4,516
Total comprehensive income for the year	12,225		8,800	4,516
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu") [member]
Disclosure of associates [line items]
Revenue	506,608		493,277	467,911
Net profit	1,947		5,941	583
Total comprehensive income for the year	¥ 1,947		¥ 5,941	¥ 583

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.